COMMITMENTS AND CONTINGENT LIABILITIES - Operating Leases Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
The components of lease expense were as follows:
Operating leases expenses	$ 475	$ 356
Cash flow information related to operating leases:
Cash used in operating activities	502	303
Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$ 0	$ 1,200